Contingent Liabilities - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of contingent liabilities [abstract]
Contingent liabilities, comprising guarantees, discounted bills and other items	£ 93	£ 434
Financial assets were pledged as collateral for contingent liabilities	£ 0	£ 2